Regulatory Requirements And Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Requirements And Capital Ratios [Abstract]
Schedule Of Capital Amounts And Ratios

					Well
	2012		2011		Capitalized	Minimum
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio	Ratio

Total Capital (to Risk-Weighted Assets):
Consolidated	298,321	13.9%	288,156	14.1%	10.0%	8.0%
City National	264,126	12.4%	262,891	13.0%	10.0%	8.0%

Tier I Capital (to Risk-Weighted Assets):
Consolidated	279,106	13.0%	268,707	13.1%	6.0%	4.0%
City National	245,273	11.5%	243,442	12.0%	6.0%	4.0%

Tier I Capital (to Average Assets):
Consolidated	279,106	9.8%	268,707	10.2%	5.0%	4.0%
City National	245,273	8.7%	243,442	9.3%	5.0%	4.0%